Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000118601 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[1]
C000118601 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[1]
C000118601 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[1]
C000118601 [Member] | AvalonBay Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[1]
C000118601 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[1]
C000118601 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
C000118601 [Member] | VICI Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
C000118601 [Member] | SBA Communications Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
C000118601 [Member] | Mid America Apartment Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
C000118601 [Member] | Agree Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
C000118601 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.60%	[2]
C000118601 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[2]
C000118601 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[2]
C000118601 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[2]
C000118601 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[2]
C000118601 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[2]
C000118601 [Member] | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[2]
C000118601 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[2]
C000118601 [Member] | Short Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[2]
C000118601 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)	[2]
C000118599 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[3]
C000118599 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[3]
C000118599 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[3]
C000118599 [Member] | AvalonBay Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[3]
C000118599 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[3]
C000118599 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[3]
C000118599 [Member] | VICI Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[3]
C000118599 [Member] | SBA Communications Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[3]
C000118599 [Member] | Mid America Apartment Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[3]
C000118599 [Member] | Agree Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[3]
C000118599 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.60%	[4]
C000118599 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[4]
C000118599 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[4]
C000118599 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[4]
C000118599 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[4]
C000118599 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[4]
C000118599 [Member] | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[4]
C000118599 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[4]
C000118599 [Member] | Short Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[4]
C000118599 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)	[4]
C000118600 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[5]
C000118600 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[5]
C000118600 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[5]
C000118600 [Member] | AvalonBay Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[5]
C000118600 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[5]
C000118600 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[5]
C000118600 [Member] | VICI Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[5]
C000118600 [Member] | SBA Communications Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[5]
C000118600 [Member] | Mid America Apartment Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[5]
C000118600 [Member] | Agree Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[5]
C000118600 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.60%	[6]
C000118600 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[6]
C000118600 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[6]
C000118600 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[6]
C000118600 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[6]
C000118600 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[6]
C000118600 [Member] | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[6]
C000118600 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[6]
C000118600 [Member] | Short Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[6]
C000118600 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)	[6]

[1]	Excludes short-term securities.
[2]	For purposes of this report, industry sub-classifications may differ from those utilized for compliance purposes.
[3]	Excludes short-term securities.
[4]	For purposes of this report, industry sub-classifications may differ from those utilized for compliance purposes.
[5]	Excludes short-term securities.
[6]	For purposes of this report, industry sub-classifications may differ from those utilized for compliance purposes.